Subsequent Events (Details) (USD $)	Jan. 10, 2014	Sep. 30, 2013	Sep. 06, 2013	Jul. 31, 2013	Jul. 23, 2013	Jul. 16, 2013	Jul. 01, 2013	Jun. 26, 2013	Jun. 12, 2013	May 14, 2013	Apr. 03, 2013	Mar. 06, 2013	Feb. 19, 2013	Jan. 23, 2013	Nov. 02, 2012
Details
Stock issued through Private Placement Offering, Amount	$ 50,000	$ 339,500	$ 5,000	$ 10,000	$ 10,000	$ 12,000	$ 24,000	$ 10,000	$ 10,000	$ 5,000	$ 30,000	$ 233,500	$ 100,000	$ 20,000	$ 20,000
Stock issued through Private Placement Offering, Share Price	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00
Stock issued through Private Placement Offering, Shares	50,000		5,000	10,000	10,000	12,000	24,000	10,000	10,000	5,000	30,000		100,000	20,000	20,000